Related party transactions (Details) - CHF (SFr)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related party transactions
Salaries, other short?term employee benefits and post-employment benefits	SFr 1,314,723	SFr 1,156,427	SFr 522,163
Consulting fees	317,425	364,535	577,078
Share?based compensation	975,579	1,434,190	2,019,430
Key management compensation	2,607,727	2,955,152	SFr 3,118,671
Board of Directors and Executive Management
Related party transactions
Net payable	SFr 145,443	SFr 176,089